Payables to non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
Schedule of Financing Receivables, Minimum Payments [Table Text Block]
According to the repurchase schedules agreed with the parties mentioned above, future principal payments under the agreements above as of December 31, 2018 are as follows:

Year ended December 31,	RMB	US$
2019	282,000	41,015
2020	-	-
2021	23,000	3,345
2022	-	-
2023	-	-
Thereafter	623,116	90,629
Total	928,116	134,989